Loans - Summary of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	$ 371	$ 0
Current	224,112	189,126
Nonaccrual Loans	811	137
Total Loans	225,294	189,263
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	371	0
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	174,679	145,157
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Current	65,805	57,847
Nonaccrual Loans	0	0
Total Loans	65,805	57,847
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Commercial Real Estate Mortgage Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	371	0
Current	87,850	69,817
Nonaccrual Loans	662	0
Total Loans	88,883	69,817
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	371	0
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Residential and Home Equity Real Estate Mortgage Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Current	19,918	17,493
Nonaccrual Loans	73	0
Total Loans	19,991	17,493
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Mortgage Receivable [Member] | Construction Real Estate Mortgage Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Current	46,264	40,092
Nonaccrual Loans	76	137
Total Loans	46,340	40,229
Loans and Finance Receivables [Member] | Commercial Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Commercial Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Commercial Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Current	4,275	3,877
Nonaccrual Loans	0	0
Total Loans	4,275	3,877
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	0	0
Loans and Finance Receivables [Member] | Consumer and Other Loans [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing Loans Total Past Due	$ 0	$ 0